March 7, 2005

United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn: Peggy Fisher and Jay Mumford

  RE:
  Polaroid Holding Company
  Amendment No. 1 to the Schedule 14A Preliminary Proxy Materials
  File No. 000-50661

Dear Ms. Fisher and Mr. Mumford:

        In connection with the filing of Amendment No. 1 ("Amendment No. 1") to its Schedule 14A Preliminary Proxy Materials (Registration No. 000-50661) (the "Filing"), Polaroid Holding Company (the "Company") hereby acknowledges that

  •
  the Company is responsible for the adequacy and accuracy of the disclosures contained in the Filings;

  •
  staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the Filings; and

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  the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

POLAROID HOLDING COMPANY
By:	/s/ WILLIAM L. FLAHERTY Name: William L. Flaherty Title: Executive Vice President and Chief Financial Officer
cc:
Carmen J. Romano, Esq.
Graham R. Laub, Esq.